Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35722
Entity Registrant Name	TAOPING INC.
Entity Central Index Key	0001552670
Entity Address, Address Line One	21st Floor, Everbright Bank Building
Entity Address, Address Line Two	Zhuzilin, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518040